Other Financial Assets At Amortised Cost	6 Months Ended
Jun. 30, 2019
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Other Financial Assets At Amortised Cost

13. OTHER FINANCIAL ASSETS AT AMORTISED COST

	30 June 2019 £m	31 December 2018 £m
Asset backed securities	454	719
Debt securities	6,682	6,509

	7,136	7,228

A significant portion of the debt securities are held in our eligible liquidity pool and consist mainly of government bonds and covered bonds. Detailed disclosures can be found in the ‘Liquidity risk’ section of the Risk review.